Non-cash items	6 Months Ended
Feb. 29, 2024
Non-cash Items
Non-cash items

20.	Non-cash items

	Six months ended February 29,	Six months ended February 28,
	2024	2023
Depreciation	$944	$545
Change in fair value of derivative financial instruments (Note 9)	(1,799)	(2,400)
Share-based compensation expense (Note 12)	1,350	1,538
Accretion of provision for reclamation	54	70
Deferred income tax expense (Note 10)	1,704	2,129
Accretion of lease liabilities	2	7
Deferred revenue (Note 8)	84	(742)
Accretion of deferred revenue (Note 8)	241	261
Foreign exchange losses (gains)	164	(26)
VAT written-off (Note 4)	-	233
Other expenses	-	15
Total non-cash items	$2,744	$1,630